Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity (Tables) [Abstract]
Capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2017			2016
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	66,207	91,779	157,986	67,498	92,949	160,447
Foreign residents	3,752,488	3,588,057	7,340,545	3,783,473	3,619,163	7,402,636
Total shares	3,818,695	3,679,836	7,498,531	3,850,971	3,712,112	7,563,083
(-) Treasury shares	(5,845)	(5,845)	(11,690)	(25,786)	(25,786)	(51,572)
Total outstanding	3,812,850	3,673,991	7,486,841	3,825,185	3,686,326	7,511,511

	Thousand of shares
				2015
				Common	Preferred	Total
Brazilian residents				56,306	81,280	137,586
Foreign residents				3,794,666	3,630,833	7,425,499
Total shares				3,850,972	3,712,113	7,563,085
(-) Treasury shares				(20,218)	(20,218)	(40,436)
Total outstanding				3,830,754	3,691,895	7,522,649

Mandatory dividend

Prior to the annual shareholders meeting, the Board of Directors may resolve on the declaration and payment of dividends on earnings based on (i) financial statements or earning reserves shown in the last financial statement; or (ii) financial statements issued in the period shorter than 6 months, since the total dividends paid in each half of the fiscal year shall do not exceed the amount of capital reserves. These dividends are fully attributed to the mandatory dividend.

	2017
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	500,000	63.3780	69.7158	133.0938
Interest on Capital (2) (6)	500,000	63.5280	69.8808	133.4088
Interest on Capital (3) (6)	500,000	63.5917	69.9509	133.5427
Intercalary Dividends (4) (6)	2,500,000	318.2994	350.1293	668.4287
Interest on Capital (5) (6)	2,300,000	292.8354	322.1190	614.9544
Total	6,300,000

(1) Established by the Board of Directors in April 2017, Common Shares -  R$53.8713, preferred - R$59.2584 and Units - R$113.1297 net of taxes, and was paid  from May 26, 2017 without any compensation as monetary correction.

(2) Established by the Board of Directors in July 2017, Common Shares -  R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, and was paid  from August 25, 2017 without any compensation as monetary correction.

(3) Established by the Board of Directors in July 2017, Common Shares -  R$54.0530, preferred - R$59.4583 and Units - R$113.5113 net of taxes, and was paid  from October 26, 2017 without any compensation as monetary correction.

(4) Established by the Board of Directors in December 2017, and will be paid from February 26, 2018 without any compensation as monetary correction.

(5) Established by the Board of Directors in December 2017, Common Shares - R$248.9101, preferred  - R$273.8011 and Units - R$522.7112  net of taxes, will be paid  from  February 26, 2018 without any compensation as monetary correction..

(6) The amount of interest on shareholders' equity and interim dividends will be fully charged to the mandatory dividends for the year 2017.

	2016
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (4)	500,000	63.4290	69.7719	133.2009
Intermediate Dividends (2) (5)	700,000	88.8309	97.7140	186.5448
Intercalary Dividends (2) (5)	700,000	88.8309	97.7140	186.5448
Interest on Capital (3) (5)	3,350,000	425.1192	467.6311	892.7503
Total	5,250,000
(1) Established by the Board of Directors in June 2016, Common Shares - R$53.9146, preferred - R$59.3061 and Units - R$113.2207 net of taxes.
(2) Established by the Board of Directors in December 2016.
(3) Established by the Board of Directors in December 2016, Common Shares- R$361.3513, preferred - R$397.4864 and Units - R$758.8377 net of taxes.
(4) 'The amount of the interest on capital were fully input into the mandatory dividends for the year 2016 and were be paid from August 26, 2016 without any compensation as monetary correction.

(5) The amount of intermediate, intercalary dividends and interest on capital will be fully attributed to supplementary and mandatory dividends for the year 2016 and will be paid from February 23, 2017, without any compensation to the restatement.

	2015
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Intercalary Dividends (1) (3)	150,000	18.9474	20.8421	39.7895
Intermediary Dividends (2) (4)	3,050,000	385.8116	424.3927	810.2043
Intercalary Dividends (3) (7)	1,600,000	202.7412	223.0153	425.7564
Interest on Capital (4) (7)	1,400,000	177.3985	195.1384	372.5369
Total	6,200,000
(1) Established by the Board of Directors in March 2015.
(2) Established by the Board of Directors in September 2015.
(3) Established by the Board of Directors in December 2015.
(4) Established by the Board of Directors in December 2015, Common Shares - R$150.7887, preferred - R$165.8676 and Units - R$316.6563 net of taxes.

(5) 'The amount of the interim dividend were fully attributed to supplementary and mandatory dividends, respectively, for the year 2015 and were paid from August 28, 2015, without any compensation as monetary update.

(6) The amount of the interim dividend were fully attributed to supplementary and mandatory dividends, respectively, for the year 2015 and were paid from October 05, 2015, without any compensation as monetary update.

(7) 'The amount of  the interim dividends and interest on capital were fully input into the mandatory dividends for the year 2015 and were paid from February 25, 2016, without any compensation as monetary update.

Buyback Program

The Buyback has the purpose to (1) maximize the value creation to shareholders by means of an efficient capital structure management; and (2) enable the payment of officers, management level employees and others Bank's employees and companies under its control, according to the Long Term Incentive Plans. The term of the Buyback Program is 365 days counted from November 6, 2017, and will expire on November 5, 2018.

	2017		2016		2015
	Quantity	Quantity		Quantity
	Units	Units	ADRs	Units	ADRs
Treasury shares at beginning of the period	25,786	7,080	13,138	16,531	13,081
Shares Acquisitions	12,768	14,284	-	13,873	57
Cancellation of Shares (1)(2)(3)	(32,276)	13,138	- 13,138	(18,879)	-
Payment - Share-based compensation	(4,505)	(8,716)	-	(4,446)	-
Treasury shares at end of the period	1,773	25,786	-	7,080	13,138
Balance of Treasury Shares in thousand of reais (2)	R$ 148,246	R$ 513,889	R$ 0	R$ 106,764	R$ 317,094
Emission Costs in thousands of Reais	R$ 194	R$ 145	R$ 0	R$ 95	R$ 0
Balance of Treasury Shares in thousands of reais	R$ 148,440	R$ 514,034	R$ 0	R$ 106,859	R$ 317,094

Cost/Market Value	Units	Units	ADRs	Units	ADRs
Minimum cost	R$ 7.55	R$ 7.55	US$ 4,37	R$ 11.01	US$ 4,37
Weighted average cost	R$ 24.41	R$ 19.93	US$ 6,17	R$ 14.28	US$ 6,17
Maximum cost	R$ 32.29	R$ 26.81	US$ 10,21	R$ 18.51	US$ 10,21
Market value	R$ 27.64	R$ 28.32	US$ 8,58	R$ 16.04	US$ 3,89

(1) In January 2016 was the transformation of all ADRs that were held in treasury for UNIT's.

(2) Extraordinary General Meeting held on December 14, 2015 the cancellation of 18,878,954 Units was approved (18,878,954 ON and 18,878,954 PN totaling 37,757,908 treasury shares) equivalent to R$268,573.